1940 Act
Rule 30b2-1

VIA EDGAR

March 11, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life Separate Account D

File No. 811-02269, CIK 0000048204

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners a report for the underlying management investment company below. This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the investment company below filed a report on Form N-CSR with the Securities and Exchange Commission on the date indicated. This filing is hereby incorporated by reference.

Investment Company	CIK	Date Filed
Virtus Variable Insurance Trust	0000792359	3/10/2014

/s/Lois L. McGuire

Lois L. McGuire

Assistant Vice President

Phoenix Life Insurance Company